Stock-based compensation (Details Narrative)	1 Months Ended	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 SGD ($) shares	Dec. 31, 2021 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Noncash Expense		$ 407,607	$ 537,756
Stock options granted		1,025,527	1,025,527
Stock options outstanding	1,025,527	1,025,527	1,025,527
Vesting schedule		75,986	75,986
Vesting period		1 year	1 year
Unrecognized compensation cost		$ 21,781	$ 28,736
Weighted average period		7 years 4 months 24 days	7 years 4 months 24 days
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Noncash Expense | $
2023 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted	1,025,527
Stock options outstanding	1,025,527	1,025,527	1,025,527
2023 Incentive Plan [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted	688,652
2023 Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized to issue	2,000,000	2,000,000	2,000,000